Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventory consists of the following (in thousands):

	December 31,
	2020	2019
Finished goods	$2,856	$3,936
Raw materials	687	196
Work-in-process	—	85

Total inventory	$3,543	$4,217